NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income Loss	$ 314,890	$ 274,424	$ 180,847
Deficit accumulated during the exploration stage	43,549,848	43,234,958
Working Capital	$ 509,134	$ 647,884